Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Material accounting policies
Basis of preparation

(a)Basis of preparation

The consolidated financial statements have been prepared in accordance with IFRS accounting standards as issued by the IASB (“IFRS”), and have been prepared under the historical cost convention, except as disclosed in the accounting policies below.

New standards, amendments to published standards and interpretations, adopted by the Group

The Group adopted all relevant new standards, amendments and interpretations to published standards as of 1 January 2025.

The adoption of these new standards, amendments, and interpretations to published standards did not have a material impact on the consolidated financial statements.

Critical accounting estimates, assumptions and judgements

The preparation of the consolidated financial statements in conformity with IFRS requires management to exercise its judgement in the process of applying the Group’s accounting policies. It also requires the use of certain critical accounting estimates and assumptions. Estimates, assumptions and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The following is a summary of estimates and assumptions which have a material effect.

(1)	Useful life and residual value of assets

The Group reviews the useful life and residual value of its vessels at the balance sheet date and any adjustments are made on a prospective basis. Residual value is estimated as the lightweight tonnage (LWT) of each vessel multiplied by the scrap steel price per LWT, referenced against historical average price. If estimates of the residual values are revised, the amount of depreciation charge in the future years will be changed.

2.	Material accounting policies (continued)

(a)Basis of preparation (continued)

Critical accounting estimates, assumptions and judgements (continued)

(1)	Useful life and residual value of assets (continued)

The useful lives of the vessels are assessed periodically based on the condition of the vessels, market conditions and other regulatory requirements. If the estimates of useful lives for the vessels are revised or there is a change in useful lives, the amount of depreciation charge recorded in future years will be changed.

(2)	Impairment

Management assesses at the balance sheet date whether there is any objective evidence or indication that the values of the intangible assets, and property, plant and equipment may be impaired. If any such indication exists, management estimates the recoverable amount of the asset, and write down the asset to the recoverable amount. The assessment of the recoverable amounts of the vessels is based on the higher of fair value less cost to sell and value-in-use calculations, with each vessel being regarded as one cash generating unit. The recoverable amount of vessels is estimated predominantly based on independent third party broker valuations.

Future changes may lead to reversals of currently recognised impairment charges.

(3)	Revenue recognition

Voyage revenue is recognised on a percentage of completion basis. Load-to-discharge basis is used in determining the percentage of completion for all spot voyages (including voyages servicing contracts of affreightment). Under this method, spot voyage revenue is recognised rateably over the period from the point of loading of the current voyage to the point of discharge of the current voyage.

Management estimates the total number of days of a voyage based on historical trends, the operating capability of the vessel (speed and fuel consumption) and the distance of the trade route. Actual results may differ these estimates.

(4)	Physical commodity contracts

Management estimates the fair values of the physical commodity contracts using a cash flow model based on the best information available. The fair values are estimated based on observable market prices obtained from exchanges and broker quotes, adjusted for location differentials and unobservable inputs such as shipping and financing costs. Where observable market prices for commodity and freight prices are not available for the remaining tenure of the physical commodity contracts, management utilises unobservable inputs based on internally developed proxy curves for the estimation.

2.	Material accounting policies (continued)
(a)	Basis of preparation (continued)

Critical accounting estimates, assumptions and judgements (continued)

(4)	Physical commodity contracts (continued)

As the fair value estimation process involves uncertainties and significant judgement over the unobservable inputs and assumptions, the fair values of the physical commodity contracts are classified under level 3.

See note 22(f) for further disclosures.

Revenue and income recognition

(b)Revenue and income recognition

Revenue comprises the fair value of the consideration received or receivable for the rendering of services in the ordinary course of the Group’s activities, net of rebates, discounts, off-hire charges and after eliminating sales within the Group.

(1)	Rendering of services

Revenue from time charters accounted for as operating leases is recognised in accordance with IFRS 16 in profit or loss on a straight-line basis over the lease term. Apart from the lease, performance obligations include non-lease components attributable to the bareboat charter and the operation of the vessel which are accounted for as service revenue under IFRS 15. This revenue is recognised “over time” as the customer is simultaneously receiving and consuming the benefits of the service. Revenues are allocated to each performance obligation based on its relative standalone selling price, generally determined based on prices charged to customers. Non-lease components are not separately disclosed as they are considered not material to understand the Group operations.

Revenue from spot voyages is recognised rateably over the estimated length of the voyage on a load-to-discharge basis within the respective reporting period. Voyage expenses are capitalized between the discharge port of the immediately previous cargo, or contract date if later, and the load port of the cargo to be chartered if they qualify as fulfilment costs. The performance obligations for voyage revenue are satisfied over time from when the vessel is ready at the load port to the point of cargo delivery at the discharge port. No additional disclosures in relation to the incremental cost of obtaining the contract and the remaining performance obligation with an original duration of one year or less are made as the Group has applied the practical expedients available in IFRS 16. Additionally, as the Group typically receives payments within one year from the start of the voyage, there are no additional disclosures made.

Demurrage revenue represents a variable consideration and is recognised as revenue from spot voyages based on percentage of completion, consistent with the basis of recognising voyage freight revenue and is assessed at a percentage of the total estimated claims issued to customers. The estimation of this rate is based on the historical actual demurrage recovered over the total estimated claims issued to customers.

2.Material accounting policies (continued)

(b)Revenue and income recognition (continued)

(2)	Product Services — cargo sales

Revenue from the sale of goods is recognised at the point in time when the performance obligations have been satisfied, which is when control of the cargo is transferred to the customer. Revenue is measured based on consideration specified in the contract with a customer, which also includes the provision of services (shipping and insurance) when goods are sold on a CFR or CIF basis, which means that the Group is responsible (acts as principal) for providing shipping services, and in some instances, insurance after the date at which control of goods passes to the customer at the loading port. The Group, therefore, has separate performance obligations for freight and insurance services that are provided to facilitate the sale of commodities. The Group does not disclose sales revenue from freight and insurance services separately as these are not considered necessary in order to understand the economic impact on the Group. The same recognition and presentation principles apply to revenues arising from physical settlement of forward sale contracts that do not meet the own use exemption. See note 2(x).

(3)	Interest income

Interest income is recognised using the effective interest method.

Group accounting

(c)Group accounting

(1)Subsidiaries

(i)Consolidation

Subsidiaries are entities (including special purpose entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. Subsidiaries are de-consolidated from the date on which control ceases.

In preparing the consolidated financial statements, transactions, balances and unrealised gains on transactions between group companies are eliminated. Where necessary, adjustments are made to the financial statements of subsidiaries to ensure the consistency of accounting policies with those of the Group.

Non-controlling interests are part of the net results of operations and of net assets of a subsidiary attributable to the interests which are not owned directly or indirectly by the equity holders of the Company. They are shown separately in the consolidated statement of comprehensive income, statement of changes in equity and balance sheet. Total comprehensive income is attributed to the non-controlling interests based on their respective interests in a subsidiary, even if this results in the non-controlling interests having a deficit balance.

2.	Material accounting policies (continued)

(c)Group accounting (continued)

(1)Subsidiaries (continued)

(ii)Acquisitions

The Group uses the acquisition method of accounting to account for business combinations.

The consideration transferred for the acquisition of a subsidiary or business comprises the fair value of the assets transferred, the liabilities incurred, and the equity interests issued by the Group.

The consideration transferred also includes any contingent consideration arrangement and any pre-existing equity interest in the subsidiary measured at their fair value at the acquisition date.

If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is re-measured to fair value at the acquisition date, and any gains or losses arising from such re-measurement are recognised in profit or loss.

Acquisition-related costs are expensed as incurred.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date.

On an acquisition-by-acquisition basis, the Group recognises any non-controlling interest in the acquiree at the date of acquisition either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net identifiable assets.

The excess of (i) the consideration transferred, the amount of any non-controlling interest in the acquiree, and the acquisition-date fair value of any previous equity interest in the acquiree over (ii) the fair values of the identifiable net assets acquired, is recorded as goodwill.

The excess of: (i) fair value of the net identifiable assets acquired over the (ii) consideration transferred; the amount of any non-controlling interest in the acquiree; and the acquisition-date fair value of any previous equity interest in the acquiree; is recorded in the profit or loss during the period when it occurs.

(iii)Disposals

When a change in the Group’s ownership interest in a subsidiary results in a loss of control over the subsidiary, the assets and liabilities of the subsidiary including any goodwill are derecognised. Amounts previously recognised in other comprehensive income in respect of that entity are also reclassified to profit or loss or transferred directly to retained earnings if required by a specific standard.

Any retained equity interest in the entity is remeasured at fair value. The difference between the carrying amount of the retained interest at the date when control is lost and its fair value is recognised in profit or loss.

2.	Material accounting policies (continued)

(c)Group accounting (continued)

(2)Transactions with non-controlling interests

Changes in the Group’s ownership interest in a subsidiary that do not result in a loss of control over the subsidiary are accounted for as transactions with equity owners of the Company. Any difference between the change in the carrying amounts of the non-controlling interest and the fair value of the consideration paid or received is recognised in a separate reserve within equity attributable to the equity holders of the Company.

(3)Joint venture

A joint venture is an entity over which the Group has joint control as a result of contractual arrangements and rights to the net assets of the entity.

Investments in joint ventures are accounted for in the consolidated financial statements using the equity method of accounting less impairment losses, if any.

(i)Acquisitions

Investment in a joint venture is initially recognised at cost. The cost of an acquisition is measured at the fair value of the assets given, equity instruments issued or liabilities incurred or assumed at the date of exchange, plus costs directly attributable to the acquisition. Goodwill on joint venture represents the excess of the cost of acquisition of the joint venture over the Group’s share of the fair value of the identifiable net assets of the joint venture and is included in the carrying amount of the investment.

(ii)Equity method of accounting

Under the equity method of accounting, investments are initially recognised at cost and adjusted thereafter to recognise the Group’s share of its joint venture’s post-acquisition profits or losses in the Group’s profit or loss and its share of the joint venture’s other comprehensive income in the Group’s other comprehensive income. Dividend received or receivable from the joint venture is recognised as a reduction of the carrying amount of the investment. When the Group’s share of losses in a joint venture equals to or exceeds its interest in the joint venture, the Group does not recognise further losses, unless it has incurred legal or constructive obligations to make, or has made, payments on behalf of the joint venture. If the joint venture subsequently reports profits, the Group resumes recognising its share of those profits only after its share of the profits equals the share of losses not recognised.

Unrealised gains on transactions between the Group and its joint venture are eliminated to the extent of the Group’s interest in the joint venture. Unrealised losses are also eliminated unless the transactions provide evidence of impairment of the assets transferred. The accounting policies of a joint venture are changed where necessary to ensure consistency with the accounting policies adopted by the Group.

(iii)Disposals

Investment in joint venture is derecognised when the Group loses joint control. If the retained equity interest in the former joint venture is a financial asset, the retained equity interest is remeasured at fair value. The difference between the carrying amount of the retained interest at the date when joint control is lost, and its fair value and any proceeds on partial disposal, is recognised in profit or loss.

Property, plant and equipment

(d)Property, plant and equipment

(1)Measurement

(i)	Property, plant and equipment are initially recognised at cost and subsequently carried at cost less accumulated depreciation and accumulated impairment losses (note 2(e)).
(ii)

The cost of an item of property, plant and equipment initially recognised includes expenditure that is directly attributable to the acquisition of the items. Dismantlement, removal or restoration costs are included as part of the cost of property, plant and equipment if the obligation for dismantlement, removal or restoration is incurred as a consequence of acquiring or using the asset.

(iii)	If significant parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate components of property, plant and equipment.

(2)Depreciation

(i)	Depreciation on property, plant and equipment is calculated using the straight-line method to allocate their depreciable amounts over their estimated useful lives as follows:

Vessels	25 years
Dry docking/Scrubbers	2.5 – 5 years
Furniture and fixtures	3 – 5 years

The residual values, estimated useful lives and depreciation method of property, plant and equipment are reviewed, and adjusted as appropriate, at least annually. The effects of any revision in estimate are recognised in profit or loss when the changes arise.

(ii)	Significant components of individual assets are assessed and if a component has a useful life that is different from the remainder of that asset, that component is depreciated separately.

(3)Subsequent expenditure

Subsequent expenditure relating to property, plant and equipment, including drydocking and the replacement of a significant component, that has already been recognised, is added to the carrying amount of the asset only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. All other repair and maintenance expenses are recognised in profit or loss when incurred.

(4)Disposal

On disposal of an item of property, plant and equipment, the difference between the net disposal proceeds and its carrying amount is recognised in profit or loss.

Impairment of non-financial assets

(e)Impairment of non-financial assets

Intangible assets with finite lives, property, plant and equipment and investment in joint venture are tested for impairment whenever there is any objective evidence or an indication that these assets may be impaired.

For the purpose of impairment testing, the recoverable amount (i.e. the higher of the fair value less cost to sell and value-in-use) is determined on an individual asset basis unless the asset does not generate cash flows that are largely independent of those from other assets. If this is the case, the recoverable amount is determined for the cash-generating unit (“CGU”) to which the asset belongs.

If the recoverable amount of the asset is estimated to be less than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount. The difference between the carrying amount and recoverable amount is recognised as an impairment loss in profit or loss.

An impairment loss for an asset (or CGU) is reversed only if there has been a change in the estimates used to determine the asset’s (or CGU’s) recoverable amount since the last impairment loss was recognised. The carrying amount of this asset (or CGU) is increased to its revised recoverable amount, provided that this amount does not exceed the carrying amount that would have been determined (net of accumulated depreciation) had no impairment loss been recognised for the asset (or CGU) in prior years. A reversal of impairment loss for an asset (or CGU) is recognised in profit or loss.

Derivative financial instruments and hedging activities

(f)Derivative financial instruments and hedging activities

A derivative financial instrument is initially recognised at its fair value on the date the contract is entered into and is subsequently carried at its fair value. The method of recognising the resulting gain or loss depends on whether the derivative is designated as a hedge instrument, and if so, the nature of the item being hedged. The Group designates each hedge as either: (a) fair value hedge or (b) cash flow hedge.

For derivative financial instruments that are not designated or do not qualify for hedge accounting, fair value gains or losses are recognised in profit or loss as derivative gain/(loss) when the change arises.

At the inception of the hedge, the Group documents the relationship between the hedging instruments and hedged items. The risk management objective and the strategies for undertaking the hedge relationship. The Group also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives designated as hedging instruments are highly effective in offsetting changes in fair value or cash flows of the hedged items.

Hedge effectiveness is determined at the inception of the hedging relationship, and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and hedging instrument.

Where the critical terms of the hedging instrument and the hedged item are identical or closely aligned, the Group performs a qualitative assessment to demonstrate the existence of an economic relationship. If changes in circumstances mean that a qualitative assessment is no longer sufficient, the Group performs a quantitative assessment of hedge effectiveness, including using the hypothetical derivative method where appropriate.

The carrying amount of a derivative designated as a hedge is presented as a non-current asset or liability if the remaining expected life of the hedged item is more than 12 months, and as a current asset or liability if the remaining expected life of the hedged item is less than 12 months.

2.Material accounting policies (continued)

(f)Derivative financial instruments and hedging activities (continued)

The fair value of interest rate swaps, forward bunker swaps and forward freight agreements represent the amounts estimated by banks or brokers that the Group will receive or pay to terminate the derivatives at the balance sheet date.

(1)Interest rate swaps

The Group has entered into interest rate swaps that are cash flow hedges for the Group’s exposure to interest rate risk on its borrowings. These contracts entitle the Group to receive interest at floating rates on notional principal amounts and oblige the Group to pay interest at fixed rates on the same notional principal amounts, thus allowing the Group to raise borrowings at floating rates and swap them into fixed rates. The Group hedges up to 75% of its floating rate borrowings. The hedged item is identified as a proportion of the outstanding amount of the borrowings. As all critical terms matched during the year, the economic relationship was assessed to be 100% effective.

The fair value changes on the effective portion of interest rate swaps designated as cash flow hedges are recognised in other comprehensive income, accumulated in the fair value reserve, and reclassified to profit or loss when the hedged interest expense on the borrowings is recognised in profit or loss. The fair value changes on the ineffective portion of interest rate swaps are recognised immediately in profit or loss.

(2)Forward bunker swaps

The Group has entered into forward bunker swaps that are cash flow hedges for the Group’s exposure to cash flow variability for its forecasted bunker purchases. These contracts entitle the Group to receive bunker at floating rates and oblige the Group to pay for bunker at fixed prices, or in some contracts to pay a fixed incremental spread (between high and low sulphur fuel oil) for low sulphur fuel oil. It was assessed that the economic relationship between the forward bunker swaps and the hedged item was effective as the critical terms match.

The fair value changes on the effective portion of the forward bunker swaps designated as cash flow hedges are recognised in other comprehensive income. Amounts accumulated in equity are reclassified in the periods when the hedged item affects profit or loss.

(3)Forward freight agreements (FFAs)

The Group has entered into FFAs that are cash flow hedges of the Group’s exposure to cash flow variability from forecasted freight earnings. These contracts entitle the Group to receive fixed freight rates and oblige the Group to pay floating freight rates for the volumes transacted. This effectively hedges the forecasted freight revenue contracted at future market freight rates. It was assessed that the economic relationship between the FFAs and the hedged item was effective as the critical terms match.

Fair value changes on the effective portion of the FFAs designated as cash flow hedges are recognised in other comprehensive income. Amounts accumulated in equity are reclassified in the periods when the hedged item affects profit or loss.

2.Material accounting policies (continued)

(f)Derivative financial instruments and hedging activities (continued)

(4)Commodity contracts derivatives

Commodity contract derivatives comprise physical commodity contracts measured at fair value through profit or loss, and exchange-traded commodity futures contracts.

Fair value of physical commodity contracts is estimated using a cash flow model based on the best information available. Fair value is estimated based on observable market prices obtained from exchanges and broker quotes, adjusted for location differentials and unobservable inputs such as shipping and financing costs. Where observable market prices for commodity and freight prices are not available management has utilised unobservable inputs based on internally developed proxy curves. Fair values of exchange-traded commodity futures is determined using forward commodity indices at the balance sheet date.

The Group did not apply hedge accounting for these contracts.

(5)Non-derivative financial asset

The Group has designated the foreign currency risk component of a foreign denominated cash balance as a cash flow hedge against the Group’s commitment for the exercise of a purchase option on its time charter in lease contract which is denominated in the same foreign currency. This effectively hedges the forecasted purchase price at a fixed USD amount from the date of designation of the hedge. It was assessed that the economic relationship between the hedging instrument and the hedged item was effective as the critical terms match.

The fair value changes on the effective portion of the foreign currency risk component of the foreign denominated cash balance designated as cash flow hedges are recognised in other comprehensive income. Amounts accumulated in equity are reclassified into the cost of the asset upon payment of the purchase option.

Financial assets

(g)Financial assets

(1)	Financial assets at amortised cost

A financial asset is measured at amortised cost if it meets both of the following conditions and is not designated as at FVTPL:

●	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
●	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The Group’s financial assets at amortised costs, are presented as “finance lease receivables” (note 10) “trade and other receivables” (note 12) and “cash and cash equivalents” (note 15) in the consolidated balance sheet.

These financial assets are initially recognised at their fair values plus transaction costs and subsequently carried at amortised cost using the effective interest method, less accumulated impairment losses.

2.Material accounting policies (continued)

(g)Financial assets (continued)

(1)	Financial assets at amortised cost (continued)

The Group manages these groups of financial assets by collecting the contractual cash flow and these cash flows represent solely payment of principal and interest.

Management assesses on a forward-looking basis the expected credit losses (ECLs) associated with these groups of financial assets.

For trade receivables, finance lease receivables and other receivables — related parties, the Group applied the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognised from initial recognition of the receivables.

For cash and cash equivalents, the general 3 stage approach is applied. Credit loss allowance is based on 12-month ECL if there is no significant increase in credit risk since the initial recognition of the assets. If there is a significant increase in credit risk since initial recognition, lifetime ECL will be calculated and recognised.

When determining whether the credit risk of a financial instrument has increased significantly since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information analysis, based on the Group’s historical experience and informed credit assessment and includes forward-looking information.

The Group considers a financial asset to be in default when:

●	the borrower is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realising security (if any is held); or
●	the financial asset is more than 90 days past due.

When the asset becomes uncollectible, it is written off against the allowance amount. Subsequent recoveries of amounts previously written off are recognised against the same line item in profit or loss.

The impairment allowance is reduced through profit or loss in a subsequent period by the amount of ECL reversal that is required to adjust the loss allowance to the amount that is required to be recognised at the reporting date.

The Group derecognises a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

2.Material accounting policies (continued)

(g)Financial assets (continued)

(2)	Equity investments

Equity investments are initially recognised at its fair value. Transaction costs are expensed in profit or loss.

(i)

The Group subsequently measures equity investments at fair value. Equity investments are classified as fair value through profit or loss (“FVTPL”) with movements in their fair values recognised in profit or loss in the period in which the changes arise, except for those equity securities which are not held for trading. The Group has irrevocably elected to recognise changes in fair value of equity securities not held for trading in other comprehensive income as these are strategic investments. Movements in fair values of investments classified as fair value through other comprehensive income (“FVOCI”) are presented in other comprehensive income. Dividends from equity investments are recognised in profit or loss as “dividend income”.

(ii)

On disposal of an equity investment, the difference between the carrying amount and sales proceed is recognised in profit or loss if there was no election made to recognise fair value changes in other comprehensive income. If there was an election made, any difference between the carrying amount and sales proceed amount would be recognised in other comprehensive income and transferred to retained profits along with the amount previously recognised in other comprehensive income relating to that asset.

Borrowings

(h)Borrowings

Borrowings are initially recognised at fair value, net of transaction costs incurred, and subsequently stated at amortised cost. Any difference between the proceeds (net of transaction costs) and the redemption value is taken to profit or loss over the period of the borrowings using the effective interest method.

Borrowings are presented as current liabilities in the consolidated balance sheet unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date, in which case they are presented as non-current liabilities.

Borrowing costs

(i)Borrowing costs

Borrowing costs are recognised in profit and loss using the effective interest method except for costs that are directly attributable to the construction of vessels. This includes those costs on borrowings acquired specifically for the construction of vessels and those in relation to general borrowings used to finance the construction of vessels.

Borrowing costs on borrowings acquired specifically for the construction of vessels are capitalised in the cost of the vessel under construction during the period of construction until the Group takes delivery of the vessels. Borrowing costs on general borrowings are capitalised by applying a capitalisation rate to the construction expenditures that are financed by general borrowings.

Trade and other payables

(j)Trade and other payables

Trade and other payables represent liabilities to pay for goods or services provided to the Group prior to the end of the financial year which are unpaid. Trade and other payables are classified as current liabilities if payment is due within 12 months, otherwise they are classified as non-current liabilities.

Leases

(k)Leases

(1)As a lessee:

At the inception of a contract, management assesses if the contract contains a lease. A contract contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Reassessment is only required when the terms and conditions of the contract are changed.

The Group recognises a right-of-use asset and lease liability at the lease commencement date. Right-of-use assets are measured at cost which comprises the initial measurement of lease liabilities adjusted for any lease payments made at or before the commencement date and lease incentive received. Any initial direct costs that would not have been incurred if the lease had not been obtained are added to the carrying amount of the right-of-use assets.

Right-of-use assets are subsequently carried at cost less accumulated depreciation and accumulated impairment losses (note 2(e)). Depreciation is calculated on straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or it is reasonably certain that the Group will exercise a purchase option. In that case, the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment.

Lease liabilities are initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease, or if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.

Lease payments included in the measurement of the lease liability comprise the following:

-	fixed payments, including in-substance fixed payments;
-	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
-	amounts expected to be payable under a residual value guarantee; and
-	the exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.

2.Material accounting policies (continued)

(k)Leases (continued)

(1)As a lessee: (continued)

Lease liabilities are measured at amortised cost using the effective interest method. These are remeasured when:

●	There is a change in future lease payments arising from a change in an index or rate;
●	There is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee;
●	There is a change in the Group’s assessment of whether it will exercise a purchase, extension, or termination option; or
●	There is a revised in-substance fixed lease payment.

When the lease liability is remeasured a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

Variable lease payments not dependent on an index or rate and lease payments arising from leases with lease terms less than 12 months are recognised as an expense as incurred, or on a straight-line basis over the lease term and presented within “charter hire expenses”.

Payments made in relation to the non-lease components of the leases are recognised as an expense on a straight-line basis over the lease term.

(2)As a lessor:

The Group time charters vessels to non-related parties under lease agreements. The leases have varying terms.

Lessor — Finance leases

Leases where the Group has transferred substantially all risks and rewards incidental to ownership of the leased assets to the lessees, are classified as finance leases. The leased asset is derecognised and the present value of the lease receivable is recognised on the balance sheet. Each lease payment received is applied against the gross investment in the finance lease receivable to reduce both the principal and the unearned finance income. The finance income is recognised in profit or loss on a basis that reflects a constant periodic rate of return on the net investment in the finance lease receivable. The Group applies the derecognition and impairment requirements in IFRS 9 to the net investment in the lease (see note 2(g)).

Initial direct costs incurred by the Group in negotiating and arranging finance leases are added to finance lease receivables and reduce the amount of income recognised over the lease term.

Lessor — Operating leases

Leases, where the Group retains substantially all risks and rewards incidental to ownership are classified as operating leases. Rental income from operating leases (net of any incentives given to the lessees) is recognised in profit or loss on a straight-line basis over the lease term.

2.Material accounting policies (continued)

(k)Leases (continued)

(3)As an intermediate lessor:

In classifying a sublease, the Group as an intermediate lessor classifies the sublease as a finance or an operating lease with reference to the right-of-use asset arising from the head lease, rather than the underlying asset.

When the sublease is assessed as a finance lease, the Group derecognises the right-of-use asset relating to the head lease that it transfers to the sublessee and recognises the net investment in the sublease within “Finance lease receivables”. Any differences between the right-of-use asset derecognised and the net investment in sublease is recognised in the profit or loss. The lease liability relating to the head lease is retained on the balance sheet, which represents the lease payments owed to the head lessor.

When the sublease is assessed as an operating lease, the Group recognises lease income from sublease in profit or loss within “Revenue from time charter voyages”. The right-of-use asset relating to the head lease is not derecognised.

Fair value estimation of financial assets and liabilities

(l)Fair value estimation of financial assets and liabilities

The fair values of financial instruments traded in active markets (such as exchange-traded and over-the-counter securities and derivatives) are based on quoted market prices at the balance sheet date.

The fair values of financial instruments that are not traded in an active market are determined by using valuation techniques. The Group uses a variety of methods and makes assumptions that are based on market conditions existing at each balance sheet date. Where appropriate, quoted market prices or dealer quotes for similar instruments are used.

Inventories

(m)Inventories

Inventories comprise fuel oil and liquefied petroleum gas (“LPG)” remaining on board and LPG held for trading purposes.

Fuel oil and LPG remaining on board is measured at the lower of cost (on a first-in, first-out basis) and net realisable value.

LPG held for trading purposes are measured at fair value less costs to sell. Subsequent changes in fair value is recognised in profit or loss.

Provisions for other liabilities and charges

(n)Provisions for other liabilities and charges

Provisions are recognised when the Group has a present legal or constructive obligation where as a result of past events, it is more likely than not that an outflow of resources will be required to settle the obligation and a reliable estimate of the amount can be made. When the Group expects a provision to be reimbursed, the reimbursement is recognised as a separate asset but only when the reimbursement is virtually certain. Provisions are not recognised for future operating losses.

Provisions are measured at the present value of the expenditure expected to be required to settle the obligation using a pre-tax discount rate that reflects the current market assessment of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognised in profit or loss as finance expense.

Changes in the estimated timing or amount of the expenditure or discount rate are recognised in profit or loss when the changes arise.

Foreign currency translation

(o)Foreign currency translation

(1)Functional and presentation currency

The financial statements of each entity in the Group are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements of the Group are presented in United States Dollars (“US$”), which is the functional currency of the Company.

(2)Transactions and balances

Transactions in a currency other than the functional currency (“foreign currency”) are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign currency exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the closing rates at the balance sheet date are recognised in profit or loss within “finance expense — net”.

(3)Translation of Group entities’ financial statements

The results and financial position of all the Group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from US$ are translated into US$ as follows:

(i)	Assets and liabilities are translated at the closing rate at the reporting date;
(ii)

Income and expenses are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated using the exchange rates at the dates on the transactions); and

(iii)

All resulting currency translation differences are recognised in other comprehensive income and accumulated in the currency translation reserve. These currency translation differences are reclassified to profit or loss on disposal or partial disposal of the entity giving rise to such reserve.

Employee benefits

(p)Employee benefits

(1)Employee leave entitlement

Employee entitlements to annual leave are accrue as it is earned. An accrual is made for the estimated liability for annual leave as a result of services rendered by employees up to the balance sheet date.

(2)Defined contribution plans

Obligations for contributions to defined contribution plans are recognised as an employee benefit expense in profit or loss in the periods during which related services are rendered by employees.

(3)Share-based compensation

The Group operates an equity-settled, share-based compensation plan. The value of the employee services received in exchange for the grant of options is recognised as an expense with a corresponding increase in the share-based payment reserve over the vesting period. The total amount to be recognised over the vesting period is determined by reference to the fair value of the share options granted on grant date. Non-market vesting conditions are included in the estimation of the number of shares under options that are expected to become exercisable on the vesting date. At each balance sheet date, the Group revises its estimates of the number of shares under options that are expected to become exercisable on the vesting date and recognises the impact of the revision of the estimates in profit or loss, with a corresponding adjustment to the share-based payment reserve over the remaining vesting period.

When the share options are exercised, the proceeds received (net of transaction costs) and the related balance previously recognised in the share-based payment reserve are credited to share capital (nominal value) and share premium, when new ordinary shares are issued, or to the “treasury shares” account, when treasury shares are reissued to the employees.

Offsetting financial instruments

(q)Offsetting financial instruments

Financial assets and liabilities are offset, and the net amount reported in the balance sheet when there is a legally enforceable right to offset and there is an intention to settle on a net basis or realise the asset and settle the liability simultaneously.

Cash and cash equivalents

(r)Cash and cash equivalents

Cash and cash equivalents include cash on hand and short-term bank deposits less restricted cash, related to margin accounts held with brokers, which are subject to an insignificant risk of change in value.

Share capital and treasury shares

(s)Share capital and treasury shares

Common shares are classified as equity. Incremental costs directly attributable to the issuance of new common shares are deducted from equity.

When the Group purchases the Company’s common shares (“treasury shares”), the carrying amount which includes the consideration paid and any directly attributable transaction cost is presented as a component within equity attributable to the Company’s equity holders, until they are cancelled, sold, or reissued.

When treasury shares are subsequently sold or reissued pursuant to an employee share option scheme, the cost of treasury shares is reversed from the treasury share account and the realised gain or loss on sale or reissue, net of any directly attributable incremental transaction costs and related income tax, is recognised in the capital reserve.

Income tax

(t)Income tax

Income tax expense comprises current and deferred tax.

Current income tax expense is recognized on the basis of tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Group and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions, where appropriate, on the basis of amounts expected to be paid to the tax authorities.

Deferred tax is recognised in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on tax rates and tax laws that have been enacted or substantively enacted by the reporting date, and reflects uncertainty related to income taxes, if any.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realised simultaneously.

Deferred tax assets are recognised for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognise a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plans for individual subsidiaries in the Group. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realised; such reductions are reversed when the probability of future taxable profits improves.

Dividend to Company's shareholders	(u)Dividend to Company’s shareholders Dividend to the Company’s shareholders is recognised when the dividend is approved.
Segment reporting

(v)Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to management whose members are responsible for allocating resources and assessing the performance of the operating segments.

Non-current assets (or disposal groups) held-for-sale

(w)Non — current assets (or disposal groups) held-for-sale

Non-current assets (or disposal groups) are classified as assets held-for-sale and carried at the lower of carrying amount and fair value less costs to sell if its carrying amount is recovered principally through a sale transaction rather than through continuing use. The asset is not depreciated or amortised while it is classified as held-for-sale. Any impairment loss on initial classification and subsequent measurement is recognised as an expense. Any subsequent increase in fair value less costs to sell (not exceeding the accumulated impairment loss that has been previously recognised) is recognised in profit or loss.

Commodity contracts

(x)Commodity contracts

The Product Services Segment transacts in exchange traded derivatives, and physical contracts to trade commodities. Derivative instruments, which include physical commodity contracts that do not meet the own use exemption, are accounted for as derivatives at fair value through profit or loss. The Group accounts for these physical commodity contracts under IFRS 9 before physical delivery, and excludes changes in the fair value of derivative assets and liabilities prior to physical delivery from revenue from contracts with customers. Derivative gains or losses are presented separately as “derivative gain/(loss)” within Revenue – Product Services.

The Group recognizes revenue from a contract with a customer under IFRS 15 the delivery of the commodity occurs. Revenue is measure at the contractually determined price. See note 2(b)(2).

Contingent liabilities

(y)Contingent liabilities

Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or non-occurrence of one or more future events, are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

The Group is involved in certain claims, litigations, and disputes. Due to the nature of these disputes and matters, and the uncertainty of the outcome, the Group believes that possible obligations arising are remote and the amount of exposure cannot currently be determined.